Future Minimum Lease Payments under Non- cancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Remainder of 2013	$ 1,213
2013		3,261
2014	5,984	2,962
2015	4,616	1,588
2016	3,266	460
2017	2,600	198
Thereafter	2,664
Total minimum lease payments	$ 20,343	$ 8,469